Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Changes in the Fair Value of Warrant Liabilities
The change in the fair value of the derivative warrant liabilities is summarized as follows (in thousands):

Public Warrants
Derivative warrant liabilities at December 31, 2021	$16,794
Change in fair value	(10,132)
Foreign currency translation adjustments	260

Derivative warrant liabilities at December 31, 2022	$6,922
Change in fair value	534
Exercise of warrants	(7,438)
Foreign currency translation adjustments	(18)

Derivative warrant liabilities at December 31, 2023	$—

Summary of Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent Consideration	$—	$—	$4,854	$4,854

Total liabilities	$—	$—	$4,854	$4,854

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$6,922	$—	$—	$6,922
Contingent Consideration	—	5,990	4,739	10,729

Total liabilities	$6,922	$5,990	$4,739	$17,651

Summary of Change in the Fair Value of the Contingent Consideration
The change in the fair value of the contingent consideration is summarized as follows (in thousands):

	2023	2022
Beginning balance – January 1	$10,729	$28,372
Issuance of shares (1)	(8,440)	(17,452)
Contingent consideration payments	(404)	—
Loss (gain) on fair value remeasurement of contingent consideration (2)	2,919	(218)
Foreign currency translation adjustments	50	27

Ending balance – December 31	$4,854	$10,729

(1)
On February 21, 2023, the Company issued 1,677,920 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement. On February 2, 2022, the Company issued 2,701,576 additional ordinary shares to the sellers of Second Spectrum that received equity consideration, pursuant to the terms and conditions of the business combination agreement.

(2)	Loss on fair value remeasurement of contingent consideration mainly relates to the Second Spectrum acquisition.